Exhibit 99.1

SLM Student Loan Trust 2012-3 Monthly Servicing Report
Distribution Date	12/26/2012
Collection Period	11/01/2012 - 11/30/2012

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		05/03/2012	10/31/2012	11/30/2012
	Principal Balance		$1,207,071,961.47	$1,130,904,935.05	$1,122,954,903.89
	Interest to be Capitalized Balance		24,814,000.46	21,220,931.34	19,617,463.04

	Pool Balance		$1,231,885,961.93	$1,152,125,866.39	$1,142,572,366.93
	Capitalized Interest Account Balance		$11,000,000.00	$11,000,000.00	$11,000,000.00
	Specified Reserve Account Balance		3,123,383.00	2,880,314.67	2,856,430.92

	Adjusted Pool(1)		$1,246,009,344.93	$1,166,006,181.06	$1,156,428,797.85
	Weighted Average Coupon (WAC)		6.41%	6.41%	6.41%
	Number of Loans		294,137	276,538	273,503
	Aggregate Outstanding Principal Balance - Tbill			$44,849,745.44	$44,142,558.75
	Aggregate Outstanding Principal Balance - LIBOR			$1,107,276,120.95	$1,098,429,808.18
	Pool Factor			0.922178006	0.914531248
	Since Issued Constant Prepayment Rate			10.06%	9.45%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/26/2012		12/26/2012
	A	78447AAA2	$1,116,741,119.25		$1,107,259,509.87
	B	78447AAB0	$37,605,000.00		$37,605,000.00

C	Account Balances		11/26/2012		12/26/2012
	Reserve Account Balance		$2,880,314.67		$2,856,430.92
	Capitalized Interest Account Balance		$11,000,000.00		$11,000,000.00
	Floor Income Rebate Account		$11,841,139.23		$3,809,378.76
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		11/26/2012		12/26/2012
	Adjusted Pool Balance + Supplemental Loan Purchase		$1,166,006,181.06		$1,156,428,797.85
	Total Notes		$1,154,346,119.25		$1,144,864,509.87
	Difference		$11,660,061.81		$11,564,287.98
	Parity Ratio		1.01010		1.01010

Page 2 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 11/01/2012 - 11/30/2012, Distribution Date 12/26/2012

II. Trust Activity 11/01/2012 through		11/30/2012

A	Student Loan Principal Receipts
	Borrower Principal	4,126,257.60
	Guarantor Principal	6,928,452.63
	Consolidation Activity Principal	1,516,148.05
	Seller Principal Reimbursement	17,151.34
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	22,798.01

	Total Principal Receipts	$12,610,807.63

B	Student Loan Interest Receipts
	Borrower Interest	1,799,140.53
	Guarantor Interest	183,731.40
	Consolidation Activity Interest	41,672.02
	Special Allowance Payments	68,098.30
	Interest Subsidy Payments	2,242,825.36
	Seller Interest Reimbursement	428.61
	Servicer Interest Reimbursement	161.48
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	63,039.74

	Total Interest Receipts	$4,399,097.44

C	Reserves in Excess of Requirement	$23,883.75

D	Investment Income	$2,857.07

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$11,841,139.23

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$(11,993,628.07)
	Funds Allocated to the Floor Income Rebate Account	$(3,809,378.76)

M	AVAILABLE FUNDS	$13,074,778.29

N	Non-Cash Principal Activity During Collection Period	$(4,660,776.47)

O	Non-Reimbursable Losses During Collection Period	$183,315.73

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$23,172.55

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 11/01/2012 - 11/30/2012, Distribution Date 12/26/2012

III. 2012-3	Portfolio Characteristics

	11/30/2012					10/31/2012
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.54%	10,934	$41,648,314.64	3.709%	6.55%	11,182	$42,391,722.03	3.748%
GRACE	6.61%	3,912	$14,678,826.94	1.307%	6.60%	7,080	$26,391,967.80	2.334%
DEFERMENT	6.30%	48,461	$189,689,337.03	16.892%	6.30%	48,414	$188,589,604.74	16.676%
REPAYMENT: CURRENT	6.49%	120,181	$481,623,661.90	42.889%	6.48%	120,756	$481,630,083.87	42.588%
31-60 DAYS DELINQUENT	6.31%	14,526	$59,395,919.87	5.289%	6.35%	12,995	$54,271,264.05	4.799%
61-90 DAYS DELINQUENT	6.29%	7,576	$30,957,536.47	2.757%	6.31%	7,219	$29,740,725.14	2.630%
91-120 DAYS DELINQUENT	6.26%	4,799	$19,567,815.00	1.743%	6.17%	5,371	$21,756,759.70	1.924%
> 120 DAYS DELINQUENT	6.19%	21,314	$82,524,821.94	7.349%	6.19%	22,970	$88,566,727.20	7.831%
FORBEARANCE	6.46%	37,479	$187,462,635.76	16.694%	6.46%	36,279	$182,488,240.82	16.136%
CLAIMS IN PROCESS	6.08%	4,321	$15,406,034.34	1.372%	6.07%	4,272	$15,077,839.70	1.333%

TOTAL		273,503	$1,122,954,903.89	100.00%		276,538	$1,130,904,935.05	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 11/01/2012 - 11/30/2012, Distribution Date 12/26/2012

IV. 2012-3 Portfolio Characteristics (cont’d)

	11/30/2012	10/31/2012
Pool Balance	$1,142,572,366.93	$1,152,125,866.39
Total # Loans	273,503	276,538
Total # Borrowers	134,722	136,184
Weighted Average Coupon	6.41%	6.41%
Weighted Average Remaining Term	121.63	121.69
Non-Reimbursable Losses	$183,315.73	$135,997.05
Cumulative Non-Reimbursable Losses	$319,952.28	$136,636.55
Since Issued Constant Prepayment Rate (CPR)	9.45%	10.06%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Borrower Interest Accrued	$5,202,567.97	$5,402,932.70
Interest Subsidy Payments Accrued	$682,999.11	$729,986.68
Special Allowance Payments Accrued	$18,664.15	$20,858.27

Page 5 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 11/01/2012 - 11/30/2012, Distribution Date 12/26/2012

V. 2012-3 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	6.20%	148,018	495,144,981.08	44.093%
- GSL - Unsubsidized	6.30%	113,151	525,591,686.62	46.804%
- PLUS (2) Loans	8.01%	12,334	102,218,236.19	9.103%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.41%	273,503	$1,122,954,903.89	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.42%	218,416	960,786,982.30	85.559%
- Two Year	6.28%	43,991	128,472,128.25	11.441%
- Technical	6.57%	10,927	33,172,254.95	2.954%
- Other	5.81%	169	523,538.39	0.047%

Total	6.41%	273,503	$1,122,954,903.89	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 11/01/2012 - 11/30/2012, Distribution Date 12/26/2012

VI. 2012-3 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$13,074,778.29

A		Primary Servicing Fee	$430,671.50	$12,644,106.79

B		Administration Fee	$6,667.00	$12,637,439.79

C		Class A Noteholders’ Interest Distribution Amount	$798,004.59	$11,839,435.20

D		Class B Noteholders’ Interest Distribution Amount	$36,273.16	$11,803,162.04

E		Reserve Account Reinstatement	$-	$11,803,162.04

F		Class A Noteholders’ Principal Distribution Amount	$9,481,609.38	$2,321,552.66

G		Class B Noteholders’ Principal Distribution Amount	$-	$2,321,552.66

H		Unpaid Expenses of The Trustees	$-	$2,321,552.66

I		Carryover Servicing Fee	$-	$2,321,552.66

J		Remaining Amounts to the Noteholders after the first auction date	$-	$2,321,552.66

K		Excess Distribution Certificateholder	$2,321,552.66	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$1,122,954,903.89

	B	Interest to be Capitalized	$19,617,463.04

	C	Capitalized Interest Account Balance	$11,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$2,856,430.92

	E	Less: Specified Reserve Account Balance	$(2,856,430.92)

	F	Total	$1,153,572,366.93

	G	Class A Notes Outstanding (after application of available funds)	$1,107,259,509.87

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 11/01/2012 - 11/30/2012, Distribution Date 12/26/2012

VII. 2012-3 Distributions
Distribution Amounts
	A	B

Cusip/Isin	78447AAA2	78447AAB0
Beginning Balance	$1,116,741,119.25	$37,605,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.65%	0.95%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/26/2012	11/26/2012
Accrual Period End	12/26/2012	12/26/2012
Daycount Fraction	0.08333333	0.08333333
Interest Rate*	0.85750%	1.15750%
Accrued Interest Factor	0.000714583	0.000964583
Current Interest Due	$798,004.59	$36,273.16
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$798,004.59	$36,273.16
Interest Paid	$798,004.59	$36,273.16
Interest Shortfall	$-	$-
Principal Paid	$9,481,609.38	$-
Ending Principal Balance	$1,107,259,509.87	$37,605,000.00
Paydown Factor	0.007807006	0.000000000
Ending Balance Factor	0.911699885	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 11/01/2012 - 11/30/2012, Distribution Date 12/26/2012

VIII. 2012-3 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$1,154,346,119.25
	Adjusted Pool Balance	$1,156,428,797.85
	Overcollateralization Amount	$11,564,287.98
	Principal Distribution Amount	$9,481,609.38
	Principal Distribution Amount Paid	$9,481,609.38
B	Reserve Account Reconciliation
	Beginning Period Balance	$2,880,314.67
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,880,314.67
	Required Reserve Acct Balance	$2,856,430.92
	Release to Collection Account	$23,883.75
	Ending Reserve Account Balance	$2,856,430.92
C	Capitalized Interest Account
	Beginning Period Balance	$11,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$11,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$11,841,139.23
	Deposits for the Period	$3,809,378.76
	Release to Collection Account	$(11,841,139.23)
	Ending Balance	$3,809,378.76
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 11/01/2012 - 11/30/2012, Distribution Date 12/26/2012